VOYA INVESTORS TRUST

VY® JPMorgan Small Cap Core Equity Portfolio

(the "Portfolio")

Supplement dated June 13, 2023

to the Portfolio's Adviser Class, Institutional Class, Class R6, Service Class, and Service 2 Class Shares' Prospectus (the "Prospectus") and related Statement of Additional Information (the "SAI"), each dated May 1, 2023

Effective May 31, 2023, Jonathan L. Tse, CFA no longer serves as a portfolio manager for the Portfolio. Effective immediately, all references to Jonathan L. Tse, CFA as a portfolio manager for the Portfolio are hereby removed from the Prospectus and SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE